UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number     811-4204
                                           --------

     PC&J  Preservation  Fund
     ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  OH  45402
     ----------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West Third Street, Suite 300, Dayton, OH  45402
     ---------------------------------------------------------------------------
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     12-31
                                 ----------

Date  of  reporting  period:     12-31-2002
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.



ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2002 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. Please give us a call if you have any questions.

MANAGEMENT  REVIEW  AND  ANALYSIS

We began 2002 with the expectation that after eleven rate cuts by the Federal Reserve and a positively sloped yield curve that in the past has produced an economic recovery, we might see rising interest rates later in the year.

Overcapacity in industrial America, widespread corporate corruption, and worsening geo-political tensions produced cautious consumers and nervous decision-makers. The economy started the year on a positive note, but succumbed to the endless rounds of negative news. Interest rates dropped by 50 basis points. So, instead of higher yields, we saw yields fall to levels last seen over 40 years ago!

Three month treasuries fell from 1.7 percent to 1.1 percent and thirty-year treasuries went from 5.5 percent to 4.8 percent. The drop in interest rates and rise in bond prices produced an 11 percent return for the Lehman Index.

                          AVERAGE ANNUAL TOTAL RETURNS


                       1 Yr.   5 Yrs   10 Yrs

Preservation Fund . .   5.98%   5.64%    5.88%

Lehman Index. . . . .  11.04%   7.64%    7.47%

Treasury Bills (3mth)   1.58%   4.13%    4.42%



Against this backdrop, short-to-intermediate term bonds provided attractive returns. The PC&J Preservation Fund provided a 6.0 percent return, besting the
1.6 percent return of the short-term treasury alternative. Believing rates might rise in 2002, the Fund maintained a conservative duration of approximately two-years. This hurt the Fund's return relative to the Lehman Index with its longer duration.


We're still waiting for that sustained recovery, needing a revival in manufacturing and business capital spending to lead the way. The question is will it occur fast enough in light of a slowdown in the growth of consumer spending. We believe we are firing enough ammo at the problem with an accommodative Fed, expansionary fiscal policies and a congressional predisposition to approve another tax package. We remain hopeful.

When this occurs, interest rates will stop falling and could quickly move higher. As interest rates rise, bond prices will fall. In an attempt to preserve the Fund's value, we remain committed to a short duration and have been investing in a new debt structure called a step-up bond. The coupon rate instead of being fixed at time of issuance actually rises or "steps up" over the life of the bond. Therefore, a step-up bond's price is better able to withstand an increase in interest rates.

Looking out over a longer term timeframe, the strategy of maintaining a lower risk posture than the Lehman Index, through a lower average duration, has led to returns that are more consistent over time. We believe this is appropriate for our preservation of capital objective. While the credit markets have experienced three interest rate cyles in the last ten years, they continue to offer returns that exceed the conservative Treasury Bill alternative.



      PRESERVATION  LEHMAN G/C  TREASURY B
         GROWTH       GROWTH      GROWTH
1992        10,000      10,000      10,000
1993        10,850      11,070      10,300
1994        10,590      10,694      10,702
1995        12,199      12,651      11,344
1996        12,535      12,992      11,946
1997        13,460      14,226      12,583
1998        14,584      15,649      13,225
1999        14,391      15,258      13,836
2000        15,737      17,066      14,668
2001        16,720      18,516      15,164
2002        17,712      20,561      15,404

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002




                                               PERCENT    YEARS
                                                OF NET      TO     PRINCIPAL    MARKET
SECURITY                                        ASSETS   MATURITY   AMOUNT      VALUE
---------------------------------------------  --------  --------  ---------  ----------

TAXABLE MUNICIPAL OBLIGATIONS:


Maturity of less than 1 year: . . . . . . . .      2.7%

 Ohio Taxable Development Assistance
   Bonds, 6.820%, due 04-01-03                                .25    500,000  $  505,890




Maturity of up to 5 years:. . . . . . . . . .      7.6

 Philadelphia, PA Industrial Development
   Bonds, 6.488%, due 06-15-04                               1.50    266,303     279,158
 Rome, NY Hsg. Dev. Corp. Taxable Bonds,
   6.500%, due 01-01-05                                      2.00     95,000      96,395
 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06                                      3.00    365,000     396,474
 Chicago Heights, IL Taxable Bonds,
   7.350%, due 12-01-07                                      5.00    170,000     197,735
 Minneapolis, MN Community Dev.,
   10.400%, due 12-01-07                                     5.00    435,000     449,190

                                                                               1,418,952


Maturity of 5 - 10 years: . . . . . . . . . .     17.6

 Oklahoma City, OK Airport Taxable Bonds,
   6.950%, due 07-01-08                                      5.50    475,000     501,457
 Dayton, OH Taxable Housing Improvement
   Bonds, 6.250%, due 11-01-08                               5.75    140,000     143,769
   Texas State Water Finl. Assistance Taxable
   Bonds, 6.550%, due 08-01-09                               6.50    400,000     408,208
 Dayton, OH Econ. Dev. Bonds,
   6.380%, due 12-01-09                                      7.00    500,000     565,140
 Baltimore, MD Taxable Bonds,
   8.400%, due 07-01-11                                      8.50    475,000     484,500
   Pima Cnty, AZ Indl. Rev. Taxable Bonds,
   9.000%, due 04-01-12                                      9.25    285,000     290,700
   Mississippi State GO Taxable Bonds,
   6.750%, due 11-01-12                                      9.75    300,000     319,518
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12                                     10.00    500,000     569,850

                                                                               3,283,142





See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2002



                                              PERCENT    YEARS
                                               OF NET      TO     PRINCIPAL    MARKET
SECURITY                                       ASSETS   MATURITY   AMOUNT      VALUE
--------------------------------------------  --------  --------  ---------  ----------

TAXABLE MUNICIPAL OBLIGATIONS (Continued):

Maturity of 10 - 20 years: . . . . . . . . .     17.5%

 St Cloud, MN Taxable Bonds,
   6.700%, due 02-01-13                                    10.00     70,000  $   70,000
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                    10.75    250,000     257,240
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                             10.75    200,000     220,222
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-14                                    11.25    135,000     149,541
 Baltimore, MD Economic Dev Lease,
   9.500%, due 08-01-14                                    11.50    625,000     659,044
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15                                    12.25    210,000     232,619
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16                                    13.75    750,000     851,760
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                                    14.75    225,000     264,530
 Connecticut St. Dev. Auth. Rev.
   Bonds, 8.750%, due 10-15-19                             16.75    500,000     557,190

                                                                              3,262,146


Maturity of 20 - 30 years: . . . . . . . . .      3.1

 Broward Cnty, FL Professional Sports Fac.,
   8.110%, due 09-01-28                                    25.75    500,000     571,415



TOTAL TAXABLE MUNICIPAL OBLIGATIONS
 (Cost $8,707,836) . . . . . . . . . . . . .     48.5                         9,041,545



See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2002




                                         PERCENT    YEARS
                                          OF NET      TO     PRINCIPAL    MARKET
SECURITY                                  ASSETS   MATURITY   AMOUNT      VALUE
---------------------------------------  --------  --------  ---------  ----------

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year: . . . . .      6.8%

 First Chicago Corp. Notes,
   7.625%, due 01-15-03                                 .25    500,000  $  500,757
 Salomon Smith Barney Inc. Notes,
   4.000%, due 09-30-03                                 .75    250,000     250,525
 Lehman Brothers Holdings Inc. Notes,
   7.250%, due 10-15-03                                 .75    500,000     521,140

                                                                         1,272,422


Maturity of 1 - 5 years:. . . . . . . .      2.8

 General Motors Corp. Notes,
   7.625%, due 06-15-04                                1.50    500,000     525,025



Maturity of 10 - 30 years:. . . . . . .      2.8

 Texaco Capital Inc. Notes,
   8.000%, due 12-29-22                               20.00    500,000     528,369



TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $2,316,580). . . . . . . . . . .     12.4                         2,325,816









U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS:

Maturity of 1 - 5 years:. . . . . . . .      1.6

 Federal National Mortgage Assn. Note,
   7.500%, due 07-25-07                                4.50    290,000     299,969



See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2002



                                         PERCENT    YEARS
                                          OF NET      TO     PRINCIPAL    MARKET
SECURITY                                  ASSETS   MATURITY   AMOUNT       VALUE
---------------------------------------  --------  --------  ---------  -----------

U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued):

Maturity of 5 - 10 years: . . . . . . .     13.6%

 Federal Home Loan Bks Step-up Note,
   4.250%, due 12-21-09                                7.00  1,600,000  $ 1,632,000
 Federal National Mortgage Assn. Note,
   7.550%, due 08-04-10                                7.50    400,000      413,375
 Federal National Mortgage Assn. Note,
   0.000%, due 07-19-11                                8.50    500,000      490,700

                                                                          2,536,075

Maturity of 10 - 20 years:. . . . . . .     18.8

 Federal Home Loan Bks Step-up Note,
   5.000%, due 10-30-17                               14.75  2,000,000    1,996,876
 Federal Home Loan Bks Step-up Note,
   3.500%, due 12-05-17                               15.00  1,500,000    1,500,000

                                                                          3,496,876
TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS

 (Cost $6,298,679). . . . . . . . . . .     34.0                          6,332,920


TOTAL TAXABLE MUNICIPAL, U.S.
 CORPORATE, AND U.S. GOVERNMENT
 AND AGENCY OBLIGATIONS
 (Cost $17,323,095) . . . . . . . . . .     94.9                         17,700,281


SHORT-TERM OBLIGATIONS: . . . . . . . .      3.8
 Star Treasury Fund                                             49,881       49,881
 Star Federal Prime Obligations                                650,000      650,000


TOTAL SHORT-TERM OBLIGATIONS
 (Cost $699,881)                                                            699,881


TOTAL INVESTMENTS
 (Cost $18,022,976) (1) . . . . . . . .     98.7%                       $18,400,162





(1)Represents  cost  for  federal  income  tax  purposes  and differs  from  market  value  by  net  unrealized
   appreciation.    (See  Note  D)
See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2002




ASSETS:
Investments in securities, at market value
 (Cost basis - $18,022,976) (Notes A & D) . . . . . . . . . . .  $18,400,162
Receivables - Interest. . . . . . . . . . . . . . . . . . . . .      257,041
Receivables - Fund shares sold. . . . . . . . . . . . . . . . .       30,957

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   18,688,160
                                                                 ------------

LIABILITIES:
Payables - Fund shares redeemed . . . . . . . . . . . . . . . .      (25,000)
Accrued expenses (Note B) . . . . . . . . . . . . . . . . . . .      (15,772)

Total liabilities . . . . . . . . . . . . . . . . . . . . . . .      (40,772)
                                                                 ------------


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $18,647,388
                                                                 ------------



SHARES OUTSTANDING (Unlimited authorization - no par value):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,682,350
 Net increase (Note C). . . . . . . . . . . . . . . . . . . . .        3,861

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,686,211



NET ASSET VALUE, offering price and redemption price per share.  $     11.06



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $18,418,445
 Net unrealized appreciation. . . . . . . . . . . . . . . . . .      377,186
             Undistributed net income . . . . . . . . . . . . .        4,182
             Accumulated net realized loss. . . . . . . . . . .     (152,425)

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $18,647,388




See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002



INVESTMENT INCOME - Interest (Note A). . . . . . . . . . . . . . .  $1,053,067

EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . . . . .      93,409
 Management fee. . . . . . . . . . . . . . . . . . . . . . . . . .      93,409

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . .     186,818

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . .     866,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes A & D):
 Net realized gain on investments. . . . . . . . . . . . . . . . .       9,957
 Change in unrealized appreciation of investments. . . . . . . . .     208,131

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . .     218,088


NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . .  $1,084,337

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------


STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                           For The Years Ended December 31,


                                                                                          2002          2001
                                                                                                    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   866,249   $   988,941
       Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . .        9,957        22,673
       Change in unrealized appreciation of investments. . . . . . . . . . . . . . .      208,131       127,051

Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . . .    1,084,337     1,138,665


DIVIDENDS TO SHAREHOLDERS (Note A):
       Dividends from net investment income. . . . . . . . . . . . . . . . . . . . .     (889,996)     (961,012)
       Dividends from net realized gain on investments . . . . . . . . . . . . . . .            0             0

Net decrease in net assets from dividends to shareholders. . . . . . . . . . . . . .     (889,996)     (961,012)



INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note C)       13,071      (576,219)

Total increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . .      207,412      (398,566)


NET ASSETS:
       Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18,439,976    18,838,542

       End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $18,647,388   $18,439,976



UNDISTRIBUTED NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .  $     4,182   $    27,929




See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service. All other securities are valued using a matrix methodology, which involves approximating the yield-to-maturity of similar securities traded on a national exchange. When prices cannot be readily estimated, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments with maturities of less than 60 days are valued by using the amortized cost method of valuation.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $152,425, which can be carried forward through 2008.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with Parker, Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $93,409 for the year ended December 31, 2002.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $93,409 for the year ended December 31, 2002. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002








                                           For the Year Ended               For the Year Ended
C. CAPITAL SHARE TRANSACTIONS              December 31, 2002                December 31, 2001


                                      Shares               Dollars          Shares      Dollars
                                -------------------  --------------------  ---------  ------------
Subscriptions. . . . . . . . .             142,241   $         1,598,350     25,218   $   283,545
Reinvestment of dividends. . .              80,542               889,996     87,683       961,012

                                           222,783             2,488,346    112,901     1,244,557
Redemptions. . . . . . . . . .            (218,922)           (2,475,275)  (162,171)   (1,820,776)

Net increase (decrease). . . .               3,861   $            13,071    (49,270)  $  (576,219)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2002, aggregated $2,226,739 and $2,249,478, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2002, aggregated $7,801,272 and $7,000,000, respectively.
At December 31, 2002, gross unrealized appreciation on investments was $438,305 and gross unrealized depreciation on investments was $61,119 for a net unrealized appreciation of $377,186 for financial reporting and federal income tax purposes.
E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid



                For the Year Ended December 31, 2002     For the Year Ended December 31, 2001
                ------------------------------------     ------------------------------------


Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
889,996 . . . .  $            0  $           889,996  $        961,012  $            0  $           961,012



                          Tax Basis of Distributable Earnings
                                As of December 31, 2002



Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------

4,027 . . . . . . . . . . . .  $                          0  $                377,186

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

PC&J  PRESERVATION  FUND
------------------------


FINANCIAL  HIGHLIGHTS



Selected Data for Each Share of Capital           For The Years Ended December 31,
Stock Outstanding Throughout the Year     2002      2001      2000      1999      1998
                                        --------  --------  --------  --------  --------
NET ASSET VALUE-BEGINNING OF YEAR. . .  $ 10.96   $ 10.88   $ 10.54   $ 11.37   $ 11.14

Income from investment operations:
   Net investment income . . . . . . .     0.54      0.62      0.63      0.61      0.57
   Net realized and unrealized
      gain (loss) on securities. . . .     0.11      0.06      0.35     (0.76)     0.36
TOTAL FROM INVESTMENT OPERATIONS . . .     0.65      0.68      0.98     (0.15)     0.93
                                        --------  --------  --------  --------  --------

Less dividends:
   From net investment income. . . . .    (0.55)    (0.60)    (0.63)    (0.61)    (0.57)
   From net realized gain
     on investments. . . . . . . . . .    (0.00)    (0.00)    (0.00)    (0.07)    (0.13)
   From return of capital                                     (0.01)
TOTAL DIVIDENDS. . . . . . . . . . . .    (0.55)    (0.60)    (0.64)    (0.68)    (0.70)
                                        --------  --------  --------  --------  --------

NET ASSET VALUE-END OF YEAR. . . . . .  $ 11.06   $ 10.96   $ 10.88   $ 10.54   $ 11.37

TOTAL RETURN . . . . . . . . . . . . .     5.98%     6.25%     9.35%   (1.32%)     8.35%

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . .     1.00%     1.00%     1.00%     1.00%     1.00%
   Net investment income . . . . . . .     4.64%     5.31%     5.40%     5.37%     5.25%

Portfolio turnover rate. . . . . . . .    53.92%    46.56%    35.10%    36.25%    44.50%


Net assets at end of year (000's)       $18,647   $18,440   $18,839    $19,684   $19,852

See  notes  to  financial  statements.

INDEPENDENT  AUDITORS'  REPORT
To  the  Shareholders  and  Board  of  Trustees  of
PC&J  Preservation  Fund
We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted  in  the  United  States  of  America.
DELOITTE  &  TOUCHE  LLP
February  4,  2003
Columbus,  Ohio

PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE
The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.
The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



                                                                    NUMBER OF PORTFOLIOS
                                POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS           FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935. . . . . .  Trustee         Trustee since 1987                     2
------------------------------  --------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products) . . .  None
-----------------------------------------------------  -----------------------------------

                                                           NUMBER OF PORTFOLIOS
                       POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX      TIME SERVED      OVERSEEN  BY TRUSTEE
---------------------  --------------  ------------------  --------------------

Thomas H. Rodgers
701 S. Ridge Avenue
Troy, Ohio 45373
Year of Birth: 1944 .  Trustee         Trustee since 1989                     2
---------------------  --------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------

Since June 2000, Vice President-General Counsel, ITW
Food Equipment Group (Illinois Tool Works Company);
from July 1986 to June 2000, President-General Counsel
and Secretary, Premark International, Inc. (Food
Equipment Group). . . . . . . . . . . . . . . . . . . .  None
-------------------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



                                                             NUMBER OF PORTFOLIOS
                       POSITION(S) HELD      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS     WITH TRUST        TIME SERVED      OVERSEEN  BY TRUSTEE
---------------------  ----------------  ------------------  --------------------

Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President
 Dayton, Ohio  45402.  and               President and
 Year of Birth: 1940.  Trustee           Trustee since 1985                     2
---------------------  ----------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------

Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)

                                                                 NUMBER OF PORTFOLIOS
                           POSITION(S) HELD      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH TRUST        TIME SERVED      OVERSEEN  BY TRUSTEE
-------------------------  ----------------  ------------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402. . . .  Treasurer and     Treasurer and
Year of Birth: 1955 . . .  Trustee           Trustee since 1985                     2
-------------------------  ----------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------

President and Treasurer of Adviser since September
1982 . . . . . . . . . . . . . . . . . . . . . . .  None
--------------------------------------------------  -----------------------------------

                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street.     Secretary and  Secretary and
 Dayton, Ohio 45402. .     Trustee since  Trustee since
 Year of Birth: 1952 .              1985           1985                     2
----------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------

Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

                                     Page 20
* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Trust because they are officers of the Trust and officers and shareholders of the Adviser.
**As of December 31, 2002, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.
The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

ITEM 2. CODE OF ETHICS. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEMS  4-8.  RESERVED

ITEM 9. CONTROLS AND PROCEDURES. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     PC&J  Preservation  Fund
     ------------------------

By     /  s  /

     Kathleen  Carlson,  Treasurer

Date     February  27,  2003
         -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /  s  /

     Leslie  O.  Parker  III,  President

Date     February  27,  2003
         -------------------

By     /  s  /

     Kathleen  Carlson,  Treasurer

Date     February  27,  2003
         -------------------